Trade receivables and contract assets (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of trade receivables by maturity date
Total	R$ 471,951	R$ 501,671
Gross amount
Disclosure of trade receivables by maturity date
(-) Expected credit losses	(1,712)	(653)
Trade receivables [member]
Disclosure of trade receivables by maturity date
(-) Expected credit losses	(1,712)	(653)	R$ (1,059)
Trade receivables [member] | Gross amount
Disclosure of trade receivables by maturity date
Total	473,663	502,324
Not due | Gross amount
Disclosure of trade receivables by maturity date
(-) Expected credit losses	(797)	(146)
Not due | Trade receivables [member] | Gross amount
Disclosure of trade receivables by maturity date
Total	438,076	458,802
from 1 to 60 days | Gross amount
Disclosure of trade receivables by maturity date
(-) Expected credit losses	(9)	(261)
from 1 to 60 days | Trade receivables [member] | Gross amount
Disclosure of trade receivables by maturity date
Total	30,182	36,995
61 to 360 days | Gross amount
Disclosure of trade receivables by maturity date
(-) Expected credit losses	(902)	(119)
61 to 360 days | Trade receivables [member] | Gross amount
Disclosure of trade receivables by maturity date
Total	5,401	6,140
Over 360 days | Gross amount
Disclosure of trade receivables by maturity date
(-) Expected credit losses	(4)	(127)
Over 360 days | Trade receivables [member] | Gross amount
Disclosure of trade receivables by maturity date
Total	R$ 4	R$ 387